UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21454

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

Diversified Mid-Cap Growth Fund	September 30, 2016

T. Rowe Price Diversified Mid-Cap Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 98.8%		
CONSUMER DISCRETIONARY 21.2%		
Auto Components 0.6%		
Borg-Warner	57,600	2,026
Delphi Automotive	23,200	1,655
		3,681
Automobiles 0.5%		
Ferrari	21,520	1,116
Harley-Davidson (1)	14,100	741
Tesla Motors (2)	6,100	1,245
		3,102
Diversified Consumer Services 0.6%		
Service Corporation International (1)	99,500	2,641
Sotheby's	21,200	806
		3,447
Hotels, Restaurants & Leisure 3.5%		
Bloomin Brands (1)	42,600	734
Brinker (1)	24,400	1,231
Chipotle Mexican Grill (1)(2)	4,300	1,821
Choice Hotels International	30,400	1,370
Dunkin Brands (1)	31,700	1,651
Extended Stay America, Equity Units	80,600	1,145
Hilton Worldwide Holdings	70,900	1,626
Marriott, Class A	35,069	2,361
MGM Resorts International (2)	93,100	2,423
Norwegian Cruise Line Holdings (1)(2)	30,900	1,165
Panera Bread, Class A (1)(2)	5,300	1,032
Papa John's International (1)	17,700	1,396
Royal Caribbean Cruises (1)	18,800	1,409
Wynn Resorts (1)	10,700	1,042
		20,406

Household Durables 2.3%		
Harman International (1)	24,700	2,086
Mohawk Industries (2)	11,000	2,204
Newell Brands (1)	46,700	2,459
NVR (1)(2)	1,100	1,804
Pulte Group (1)	52,800	1,058
Tempur Sealy International (1)(2)	22,200	1,259
Toll Brothers (1)(2)	36,000	1,075
Whirlpool (1)	9,200	1,492
		13,437
Internet & Direct Marketing Retail 0.9%		
Ctrip.com International, ADR (2)	42,500	1,979
The QVC Group (2)	37,600	753
TripAdvisor (1)(2)	12,600	796
Vipshop Holdings, ADR (1)(2)	64,300	943
Wayfair, Class A (1)(2)	23,210	914
		5,385
Leisure Products 0.5%		
Mattel	59,800	1,811
Polaris Industries (1)	12,200	945
		2,756
Media 0.7%		
Interpublic Group	82,900	1,853
Omnicom (1)	22,700	1,929
		3,782
Multiline Retail 1.4%		
Dollar General	69,700	4,879
Dollar Tree (1)(2)	36,200	2,857
		7,736
Specialty Retail 7.7%		
AutoZone (2)	6,700	5,148

Burlington Stores (2)	43,800	3,549
CarMax (1)(2)	74,500	3,975
Dick's Sporting Goods (1)	37,300	2,116
Five Below (1)(2)	26,000	1,048
L Brands	51,200	3,623
Michaels (1)(2)	95,600	2,311
O'Reilly Automotive (2)	17,700	4,958
Restoration Hardware Holdings (1)(2)	15,400	532
Ross Stores	88,200	5,671
Signet Jewelers (1)	25,900	1,930
Tiffany (1)	30,100	2,186
TSC	46,600	3,138
Ulta Salon Cosmetics & Fragrance (1)(2)	12,000	2,856
Williams-Sonoma (1)	28,400	1,451
		44,492
Textiles, Apparel & Luxury Goods 2.5%		
Carters	20,100	1,743
Coach	58,500	2,139
Hanesbrands	213,436	5,389
Kate Spade (2)	78,400	1,343
lululemon athletica (2)	12,900	787
PVH (1)	22,400	2,475
Wolverine World Wide (1)	33,200	764
		14,640
Total Consumer Discretionary		122,864
CONSUMER STAPLES 5.0%		
Beverages 1.4%		
Brown-Forman, Class B (1)	52,574	2,494
Constellation Brands, Class A	13,800	2,298
Dr Pepper Snapple	19,300	1,762
Monster Beverage (2)	9,700	1,424
		7,978

Food & Staples Retailing 0.4%		
PriceSmart (1)	9,500	796
Sprouts Farmers Market (1)(2)	39,200	809
Whole Foods Market (1)	25,500	723
		2,328
Food Products 2.6%		
Blue Buffalo Pet Products (1)(2)	55,600	1,321
Flowers Foods (1)	79,500	1,202
Hain Celestial Group (2)	38,400	1,366
Hershey Foods	32,400	3,098
J.M. Smucker (1)	9,800	1,328
McCormick	27,900	2,788
Mead Johnson Nutrition, Class A	35,500	2,805
Pinnacle Foods	23,300	1,169
		15,077
Household Products 0.6%		
Church & Dwight	50,800	2,434
Clorox (1)	6,900	864
		3,298
Total Consumer Staples		28,681
ENERGY 1.5%		
Energy Equipment & Services 0.1%		
Oceaneering International (1)	16,700	459
		459
Oil, Gas & Consumable Fuels 1.4%		
Cabot Oil & Gas (1)	30,600	790
Cimarex Energy	8,100	1,088
Concho Resources (1)(2)	9,100	1,250
Diamondback Energy (2)	9,800	946
EQT	19,200	1,394

Pioneer Natural Resources (1)	6,800	1,262
Range Resources (1)	19,400	752
Tesoro Petroleum (1)	12,300	979
		8,461
Total Energy		8,920
FINANCIALS 8.3%		
Banks 1.2%		
BankUnited	40,302	1,217
Fifth Third Bancorp	49,600	1,015
First Republic Bank (1)	16,000	1,234
SVB Financial Group (1)(2)	18,800	2,078
Webster Financial (1)	37,545	1,427
		6,971
Capital Markets 5.4%		
CBOE Holdings (1)	44,800	2,905
E*TRADE Financial (1)(2)	77,500	2,257
FactSet Research Systems (1)	6,450	1,046
Financial Engines (1)	19,200	570
IHS Markit (2)	78,043	2,930
Intercontinental Exchange	13,500	3,636
Invesco	23,900	747
Lazard, Class A	67,500	2,454
Moody's (1)	26,300	2,848
MSCI, Class A (1)	22,000	1,847
Northern Trust	32,200	2,189
S&P Global	19,600	2,481
State Street	27,500	1,915
TD Ameritrade Holding	75,500	2,661
WisdomTree Investments (1)	48,900	503
		30,989

Insurance 1.7%		
Aon	32,500	3,656
FNF (1)	83,500	3,082
Progressive	41,300	1,301
Willis Towers Watson	15,500	2,058
		10,097
Total Financials		48,057
HEALTH CARE 15.3%		
Biotechnology 3.3%		
ACADIA Pharmaceuticals (1)(2)	40,800	1,298
Agios Pharmaceuticals (1)(2)	12,300	650
Alkermes (1)(2)	25,900	1,218
Alnylam Pharmaceuticals (1)(2)	14,700	996
BioMarin Pharmaceutical (1)(2)	32,100	2,970
Bluebird Bio (1)(2)	9,800	664
Incyte (2)	31,400	2,961
Intercept Pharmaceuticals (1)(2)	3,800	625
Ironwood Pharmaceuticals (1)(2)	28,500	452
Neurocrine Biosciences (1)(2)	22,822	1,156
Seattle Genetics (1)(2)	22,100	1,194
TESARO (1)(2)	16,481	1,652
Ultragenyx Pharmaceutical (1)(2)	6,100	433
United Therapeutics (1)(2)	9,900	1,169
Vertex Pharmaceuticals (2)	17,500	1,526
		18,964
Health Care Equipment & Supplies 4.0%		
Align Technology (1)(2)	17,600	1,650
Cooper Companies (1)	17,000	3,047
Dentsply Sirona (1)	52,057	3,094
Hologic (2)	93,800	3,642
IDEXX Laboratories (1)(2)	30,000	3,382
Intuitive Surgical (2)	7,800	5,654

Teleflex (1)	11,500	1,933
West Pharmaceutical Services (1)	13,000	968
		23,370
Health Care Providers & Services 3.4%		
Acadia Healthcare (1)(2)	36,413	1,804
AmerisourceBergen (1)	46,000	3,716
Centene (2)	32,900	2,203
DaVita (1)(2)	22,498	1,487
Envision Healthcare Holdings (2)	55,600	1,238
Henry Schein (2)	17,400	2,836
Humana	7,000	1,238
MEDNAX (1)(2)	20,200	1,338
Team Health Holdings (1)(2)	13,400	436
Universal Health Services	15,100	1,861
WellCare Health Plans (2)	13,400	1,569
		19,726
Health Care Technology 1.0%		
athenahealth (1)(2)	6,700	845
Cerner (1)(2)	29,900	1,846
Medidata Solutions (1)(2)	17,300	965
Veeva Systems, Class A (1)(2)	47,800	1,973
		5,629
Life Sciences Tools & Services 1.9%		
Agilent Technologies	43,500	2,049
Bruker	43,800	992
Illumina (2)	15,100	2,743
Mettler-Toledo International (1)(2)	7,100	2,981
Patheon (2)	5,308	157
Quintiles IMS Holdings (1)(2)	23,300	1,889
		10,811
Pharmaceuticals 1.7%		
Akorn (1)(2)	25,700	701

Catalent (1)(2)	46,500	1,202
Endo International (1)(2)	29,500	594
Horizon Pharma (1)(2)	29,400	533
Jazz Pharmaceuticals (1)(2)	9,300	1,130
Mallinckrodt (1)(2)	11,500	802
Pacira Pharmaceuticals (1)(2)	10,500	359
Zoetis	92,000	4,785
		10,106
Total Health Care		88,606
INDUSTRIALS & BUSINESS SERVICES 17.1%		
Aerospace & Defense 2.2%		
DigitalGlobe (1)(2)	39,300	1,081
Harris	38,300	3,509
Rockwell Collins	37,300	3,146
Textron	43,400	1,725
Transdigm Group (1)(2)	11,400	3,296
		12,757
Air Freight & Logistics 0.4%		
C.H. Robinson Worldwide (1)	15,200	1,071
Expeditors International of Washington	28,300	1,458
		2,529
Airlines 1.9%		
Alaska Air Group	34,700	2,285
Allegiant Travel (1)	6,000	793
Copa Holdings	13,600	1,196
Southwest Airlines	76,300	2,967
Spirit Airlines (1)(2)	20,300	863
United Continental (2)	51,800	2,718
		10,822
Building Products 0.9%		
Allegion	41,600	2,867

Fortune Brands Home & Security	36,400	2,115
		4,982
Commercial Services & Supplies 1.7%		
Copart (1)(2)	33,900	1,816
KAR Auction Services	54,000	2,330
Ritchie Bros. Auctioneers	33,100	1,161
Rollins (1)	74,900	2,193
Stericycle (2)	12,800	1,026
Waste Connections (1)	19,550	1,460
		9,986
Construction & Engineering 0.2%		
Valmont Industries (1)	7,500	1,009
		1,009
Electrical Equipment 1.1%		
AMETEK	30,837	1,473
Generac Holdings (2)	30,800	1,118
Hubbell, Class B	10,700	1,153
Sensata Technologies Holding (1)(2)	67,500	2,618
		6,362
Industrial Conglomerates 0.4%		
Roper Technologies	14,200	2,591
		2,591
Machinery 3.9%		
Clarcor (1)	14,300	929
Colfax (1)(2)	27,700	871
Donaldson (1)	46,100	1,721
Flowserve (1)	31,100	1,500
Fortive	27,700	1,410
Graco (1)	32,400	2,398
IDEX	18,175	1,701
Middleby (1)(2)	12,700	1,570

Nordson (1)	11,700	1,166
PACCAR	20,900	1,228
Snap-On (1)	12,600	1,915
Toro (1)	32,000	1,499
WABCO Holdings (1)(2)	8,900	1,010
Wabtec (1)	28,200	2,302
Xylem (1)	22,000	1,154
		22,374
Marine 0.2%		
Kirby (1)(2)	15,200	945
		945
Professional Services 2.4%		
Equifax	26,400	3,553
ManpowerGroup	19,900	1,438
Nielsen Holdings	34,700	1,859
Robert Half International (1)	24,500	928
TransUnion (2)	52,400	1,808
Verisk Analytics, Class A (2)	52,000	4,226
		13,812
Road & Rail 1.4%		
Avis Budget Group (1)(2)	29,200	999
Genesee & Wyoming, Class A (1)(2)	23,100	1,593
J.B. Hunt Transport Services	20,900	1,696
Kansas City Southern	16,900	1,577
Landstar System (1)	13,900	946
Old Dominion Freight Line (1)(2)	23,400	1,605
		8,416
Trading Companies & Distributors 0.4%		
Fastenal (1)	23,300	973

W. W. Grainger (1)	4,900	1,102
		2,075
Total Industrials & Business Services		98,660
INFORMATION TECHNOLOGY 19.3%		
Communications Equipment 0.9%		
F5 Networks (1)(2)	10,900	1,359
Motorola Solutions (1)	15,500	1,182
Palo Alto Networks (1)(2)	16,300	2,597
		5,138
Electronic Equipment, Instruments & Components 1.6%		
Amphenol, Class A	74,200	4,817
Cognex (1)	25,300	1,337
IPG Photonics (1)(2)	14,700	1,211
Keysight Technologies (2)	25,800	818
Trimble (2)	49,200	1,405
		9,588
Internet Software & Services 1.8%		
Akamai Technologies (1)(2)	31,500	1,669
CoStar Group (2)	10,500	2,274
Dropbox, Class A, Acquisition Date: 11/7/14 Cost $356 (2)(3)(4)	18,659	167
Dropbox, Class B, Acquisition Date: 5/1/12 Cost $46 (2)(3)(4)	5,090	45
Match, Class A (1)(2)	51,900	923
MercadoLibre (1)	7,900	1,461
VeriSign (1)(2)	34,900	2,731
Zillow (2)	27,400	944
		10,214
IT Services 6.0%		
Alliance Data Systems (2)	13,400	2,875
Black Knight Financial Services, Class A (1)(2)	62,200	2,544

Booz Allen Hamilton	48,600	1,536
CoreLogic (2)	56,000	2,196
CSRA (1)	45,000	1,210
EPAM Systems (1)(2)	13,800	956
Fidelity National Information	46,800	3,605
Fiserv (2)	46,700	4,645
Gartner (2)	29,300	2,592
Genpact (1)(2)	36,100	865
Global Payments	31,700	2,433
Paychex (1)	22,100	1,279
Sabre (1)	89,700	2,528
Vantiv, Class A (2)	63,400	3,568
WEX (1)(2)	15,300	1,654
		34,486
Semiconductor & Semiconductor Equipment 1.8%		
Integrated Device Technology (1)(2)	37,700	871
Linear Technology	24,200	1,435
Microchip Technology (1)	31,600	1,964
Microsemi (1)(2)	36,300	1,524
Skyworks Solutions	34,500	2,627
Xilinx (1)	36,300	1,972
		10,393
Software 7.2%		
Activision Blizzard	30,000	1,329
Ansys (2)	10,700	991
Atlassian, Class A (2)	85,383	2,559
Autodesk (1)(2)	16,900	1,222
Check Point Software Technologies (1)(2)	12,600	978
Electronic Arts (2)	53,900	4,603
Ellie Mae (2)	8,700	916
Fortinet (2)	33,400	1,234
Guidewire Software (1)(2)	39,100	2,345
Intuit	35,000	3,850

Mobileye (2)	29,700	1,264
NetSuite (1)(2)	34,700	3,841
Proofpoint (1)(2)	12,200	913
Red Hat (2)	50,900	4,114
ServiceNow (1)(2)	49,200	3,894
Splunk (1)(2)	21,100	1,238
SS&C Technologies Holdings (1)	41,200	1,325
Tableau Software (1)(2)	37,515	2,074
Workday (1)(2)	25,173	2,308
Zendesk (1)(2)	19,700	605
		41,603
Total Information Technology		111,422
MATERIALS 5.7%		
Chemicals 3.0%		
Air Products & Chemicals	13,100	1,970
Ashland Global Holdings (1)	20,700	2,400
Celanese, Series A	30,800	2,050
CF Industries (1)	40,600	989
NewMarket (1)	3,100	1,331
PolyOne	22,400	757
RPM	57,500	3,089
Sherwin-Williams	12,500	3,458
Valvoline (1)(2)	48,700	1,144
		17,188
Construction Materials 1.0%		
Eagle Materials (1)	10,200	788
Vulcan Materials	42,900	4,879
		5,667
Containers & Packaging 1.1%		
Ball	55,000	4,507

Sealed Air	46,700	2,140
		6,647
Metals & Mining 0.6%		
Carpenter Technology (1)	16,000	660
Compass Minerals (1)	10,100	745
Silver Wheaton	50,100	1,354
Stillwater Mining (1)(2)	64,900	867
		3,626
Total Materials		33,128
REAL ESTATE 3.7%		
Equity Real Estate Investment Trusts 3.3%		
American Campus Communities, REIT (1)	23,000	1,170
Crown Castle International, REIT	48,700	4,588
CubeSmart, REIT (1)	37,300	1,017
Equinix, REIT	10,490	3,779
Federal Realty Investment Trust, REIT (1)	9,300	1,431
Iron Mountain, REIT	38,600	1,449
MGM Growth Properties, REIT, Class A	53,700	1,400
SL Green Realty, REIT (1)	13,500	1,459
Taubman Centers, REIT (1)	15,900	1,183
VEREIT, REIT (1)	157,540	1,634
		19,110
Real Estate Management & Development 0.4%		
Jones Lang LaSalle (1)	18,000	2,048
WeWork, Class A, Acquisition Date: 12/9/14- 6/23/15 Cost $220 (2)(3)(4)	12,912	486
		2,534
Total Real Estate		21,644

TELECOMMUNICATION SERVICES 1.1%		
Diversified Telecommunication Services 0.9%		
SBA Communications (2)	48,500	5,440
		5,440
Wireless Telecommunication Services 0.2%		
T-Mobile US (1)(2)	19,300	901
		901
Total Telecommunication Services		6,341
UTILITIES 0.6%		
Gas Utilities 0.3%		
Atmos Energy	24,200	1,802
		1,802
Multi-Utilities 0.3%		
NiSource (1)	61,200	1,476
		1,476
Total Utilities		3,278
Total Common Stocks (Cost $426,819)		571,601
PREFERRED STOCKS 0.1%		
CONSUMER DISCRETIONARY 0.1%		
Internet & Direct Marketing Retail 0.1%		
Flipkart, Series G, Acquisition Date: 12/17/14 Cost $456 (2)(3)(4)	3,807	367
Total Consumer Discretionary		367
Total Preferred Stocks (Cost $456)		367

CONVERTIBLE PREFERRED STOCKS 0.8%		
CONSUMER DISCRETIONARY 0.3%		
Internet & Direct Marketing Retail 0.3%		
Airbnb, Series D, Acquisition Date: 4/16/14, Cost $516 (2)(3)(4)	12,672	1,331
Airbnb, Series E, Acquisition Date: 7/14/15, Cost $184 (2)(3)(4)	1,981	208
Total Consumer Discretionary		1,539
INFORMATION TECHNOLOGY 0.2%		
Internet Software & Services 0.1%		
Dropbox, Series A, Acquisition Date: 5/1/12 Cost $57 (2)(3)(4)	6,321	56
Dropbox, Series A-1, Acquisition Date: 5/1/12 Cost $281 (2)(3)(4)	31,052	278
		334
Software 0.1%		
Tanium, Series G, Acquisition Date: 8/26/15 Cost $985 (2)(3)(4)	198,465	945
		945
Total Information Technology		1,279
REAL ESTATE 0.3%		
Real Estate Management & Development 0.3%		
WeWork, Series D-1, Acquisition Date: 12/9/14 Cost $316 (2)(3)(4)	18,959	713
WeWork, Series D-2, Acquisition Date: 12/9/14 Cost $248 (2)(3)(4)	14,896	561
WeWork, Series E, Acquisition Date: 6/23/15 Cost $428 (2)(3)(4)	13,014	490
Total Real Estate		1,764
Total Convertible Preferred Stocks (Cost $3,015)		4,582

SHORT-TERM INVESTMENTS 0.3%

Money Market Funds 0.3%

T. Rowe Price Government Reserve Fund, 0.32% (5)(6)	1,753,112	1,753
Total Short-Term Investments (Cost $1,753)		1,753

SECURITIES LENDING COLLATERAL 18.1%

Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 18.1%

Short-Term Funds 18.1%

T. Rowe Price Short-Term Reserve Fund, 0.58% (5)(6)	10,504,967	105,050
Total Investments through Securities Lending Program with State Street Bank and Trust Company		105,050
Total Securities Lending Collateral (Cost $105,050)		105,050
Total Investments in Securities		
118.1% of Net Assets (Cost $537,093)		**$ 683,353**

‡ Shares are denominated in U.S. dollars unless otherwise noted.

(1) All or a portion of this security is on loan at September 30, 2016 -- total value of such securities at period-end amounts to $104,336. See Note 3.

(2) Non-income producing

(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $5,647 and represents 1.0% of net assets.

(4) Level 3 in fair value hierarchy. See Note 2.

(5) Seven-day yield

(6) Affiliated Company

ADR American Depository Receipts

REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Diversified Mid-Cap Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund incepted on December 31, 2003. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2016:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2016.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2016. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2016, totaled $216,000 for the period ended September 30, 2016.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2016, the value of loaned securities was $104,336,000; the value of cash collateral and related investments was $105,464,000.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2016, the cost of investments for federal income tax purposes was $537,093,000. Net unrealized gain aggregated $146,260,000 at period-end, of which $161,915,000 related to appreciated investments and $15,655,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 22, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 22, 2016

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 22, 2016